JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 154.6% (95.9% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 133.9% (83.1% of Total Investments) (2)
	Aerospace & Defense – 1.4% (0.9% of Total Investments)
$1,309	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	2.900%	1-Month LIBOR	2.750%	10/05/24	B	$1,263,663
780	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	700,945
419	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	376,852
1,462	Transdigm, Inc., Term Loan E	2.398%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,379,184
1,752	Transdigm, Inc., Term Loan F	2.398%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,653,027
2,228	Transdigm, Inc., Term Loan G	2.398%	1-Month LIBOR	2.250%	8/22/24	Ba3	2,102,512
7,950	Total Aerospace & Defense						7,476,183
	Air Freight & Logistics – 0.4% (0.3% of Total Investments)
172	PAE Holding Corp, Delayed Draw, (WI/DD)	TBD	TBD	TBD	TBD	B	169,887
2,166	XPO Logistics, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	2/24/25	BBB-	2,128,599
2,338	Total Air Freight & Logistics						2,298,486
	Airlines – 1.4% (0.8% of Total Investments)
520	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	434,877
1,573	American Airlines, Inc., Term Loan B	1.906%	1-Month LIBOR	1.750%	1/29/27	Ba3	1,185,021
1,083	American Airlines, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	12/14/23	Ba3	905,484
2,675	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,669,984
570	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	568,060
1,727	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,528,900
8,148	Total Airlines						7,292,326
	Auto Components – 2.0% (1.3% of Total Investments)
995	Adient Global Holdings, Initial Term Loan	4.421%	3-Month LIBOR	4.250%	5/06/24	Ba3	983,023
1,386	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	1,357,524
3,403	Johnson Controls Inc., Term Loan B	3.648%	1-Month LIBOR	3.500%	4/30/26	B1	3,314,035
1,750	Les Schwab Tire Centers, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	1,736,875
1,796	Superior Industries International, Inc., Term Loan B	4.148%	1-Month LIBOR	3.500%	5/23/24	B1	1,710,972
1,840	Trico Group, LLC, Initial Term Loan, First Lien	8.500%	2-Month LIBOR	7.500%	2/02/24	B	1,826,045
11,170	Total Auto Components						10,928,474
	Automobiles – 0.5% (0.3% of Total Investments)
1,044	Caliber Collision, Term Loan B	3.148%	1-Month LIBOR	3.000%	2/05/26	B1	1,007,770

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$1,459	Navistar, Inc., Term Loan B	3.650%	1-Month LIBOR	3.500%	11/06/24	Ba2	$1,448,174
2,503	Total Automobiles						2,455,944
	Banks – 0.0% (0.0% of Total Investments)
228	iQor US, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	10.000%	4/01/22	N/R	214,090
	Beverages – 0.5% (0.3% of Total Investments)
2,676	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	2,672,745
	Biotechnology – 0.7% (0.4% of Total Investments)
3,765	Grifols, Inc., Term Loan B, First Lien	2.094%	1-Week LIBOR	2.000%	11/15/27	Ba2	3,678,536
	Building Products – 1.3% (0.8% of Total Investments)
638	Ply Gem Industries, Inc., Term Loan B	3.895%	1-Month LIBOR	3.750%	4/12/25	B+	627,440
6,422	Quikrete Holdings, Inc., Term Loan B	2.645%	1-Month LIBOR	2.500%	1/31/27	BB-	6,308,862
7,060	Total Building Products						6,936,302
	Capital Markets – 1.4% (0.9% of Total Investments)
823	RPI Finance Trust, Term Loan B1	1.898%	1-Month LIBOR	1.750%	2/11/27	BBB-	819,943
5,641	Sequa Mezzanine Holdings LLC, Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	5,351,268
1,922	Sequa Mezzanine Holdings LLC, Second Lien Term Loan	5.875%	3-Month LIBOR	4.875%	7/31/24	CCC-	1,537,861
8,386	Total Capital Markets						7,709,072
	Chemicals – 0.6% (0.4% of Total Investments)
1,184	Ineos US Finance LLC, Term Loan	2.148%	1-Month LIBOR	2.000%	3/31/24	BBB-	1,153,577
1,000	Lummus Technology, Term Loan	4.148%	1-Month LIBOR	4.000%	6/30/27	B+	985,545
1,197	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	1,189,669
3,381	Total Chemicals						3,328,791
	Commercial Services & Supplies – 4.2% (2.6% of Total Investments)
1,000	Amentum Government Services Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	981,250
1,093	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	1,022,379
682	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	6,817
9,483	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	9,143,489
1,058	Garda World Security Corp, Term Loan B, First Lien	4.900%	1-Month LIBOR	4.750%	10/30/26	BB+	1,056,626
3,498	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	3,473,746
792	Harland Clarke Holdings Corporation, Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	624,312
1,945	iQor US, Inc., Term Loan, First Lien, (5)	0.000%	N/A	N/A	4/01/21	D	1,266,436

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$500	iQor US, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/01/22	D	$20,000
416	KAR Auction Services, Inc., Term Loan B6	2.438%	1-Month LIBOR	2.250%	9/19/26	Ba3	400,443
847	PAE Holding Corp, New Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	838,110
269	Pitney Bowes Inc., Term Loan B	5.645%	1-Month LIBOR	5.500%	1/07/25	BBB-	266,184
1,671	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	2/28/25	B3	1,541,486
288	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	283,507
630	Travelport LLC, Priority Debt Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	596,701
941	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	876,848
25,113	Total Commercial Services & Supplies						22,398,334
	Communications Equipment – 2.7% (1.7% of Total Investments)
385	Avaya, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	12/15/24	BB-	378,686
5,265	CommScope, Inc., Term Loan B	3.398%	1-Month LIBOR	3.250%	4/04/26	Ba3	5,098,727
828	Mitel US Holdings, Inc., Term Loan, First Lien	4.648%	1-Month LIBOR	4.500%	11/30/25	B-	682,552
2,210	Plantronics, Term Loan B, (DD1)	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	2,120,543
1,850	Riverbed Technology, Inc., Term Loan B, First Lien, (DD1)	4.250%	3-Month LIBOR	3.250%	4/24/22	B2	1,666,244
4,741	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	4,601,845
15,279	Total Communications Equipment						14,548,597
	Construction & Engineering – 0.4% (0.2% of Total Investments)
599	Pike Corp, Term Loan B	3.285%	1-Month LIBOR	3.000%	7/24/26	BB-	592,624
1,659	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,537,840
2,258	Total Construction & Engineering						2,130,464
	Consumer Finance – 0.5% (0.3% of Total Investments)
2,913	Verscend Technologies, Tern Loan B	4.648%	1-Month LIBOR	4.500%	8/27/25	B+	2,866,145
	Containers & Packaging – 1.4% (0.9% of Total Investments)
667	Berry Global, Inc., Term Loan W	2.147%	1-Month LIBOR	2.000%	10/01/22	BBB-	661,447
2,963	Berry Global, Inc., Term Loan Y	2.147%	1-Month LIBOR	2.000%	7/01/26	BBB-	2,872,544
587	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	6-Month LIBOR	4.250%	6/30/22	B-	571,983
1,844	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.898%	1-Month LIBOR	1.750%	2/04/27	BB+	1,811,487
1,725	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/16/26	B+	1,687,266
7,786	Total Containers & Packaging						7,604,727

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Distributors – 0.3% (0.2% of Total Investments)
$314	Insurance Auto Actions Inc., Term Loan	2.438%	1-Month LIBOR	2.250%	6/28/26	BB+	$306,100
1,525	SRS Distribution, Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/24/25	B	1,482,097
1,839	Total Distributors						1,788,197
	Diversified Consumer Services – 1.6% (1.0% of Total Investments)
4,752	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B-	4,267,676
464	Education Management LLC, Elevated Term Loan A1, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	5,804
13	Education Management LLC, Elevated Term Loan A2, (5)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
4,460	Refinitiv, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/01/25	BB+	4,401,480
9,689	Total Diversified Consumer Services						8,674,960
	Diversified Financial Services – 1.6% (1.0% of Total Investments)
1,950	Blackstone CQP, Term Loan	3.725%	3-Month LIBOR	3.500%	9/30/24	B+	1,911,794
2,793	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	841,275
3,110	Inmarsat Finance, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	12/12/26	B+	3,051,074
669	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	648,754
845	Orion Advisor Solutions, Term Loan, First Lien	5.000%	3-Month LIBOR	4.000%	9/24/27	BB-	834,704
1,385	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	1,378,426
10,752	Total Diversified Financial Services						8,666,027
	Diversified Telecommunication Services – 4.9% (3.1% of Total Investments)
1,005	Altice France S.A., Term Loan B12	3.836%	1-Month LIBOR	3.687%	1/31/26	B	976,156
8,348	CenturyLink, Inc, Term Loan B	2.398%	1-Month LIBOR	2.250%	3/15/27	BB+	8,052,904
10,073	Frontier Communications Corporation, Term Loan B, (5)	6.000%	Prime	2.750%	6/15/24	N/R	9,929,224
465	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	8.750%	Prime	5.500%	1/02/24	N/R	469,032
744	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	8.625%	N/A	N/A	1/02/24	N/R	750,760
5,942	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	5,792,554
478	Zayo Group LLC, Initial Dollar Term Loan	3.148%	1-Month LIBOR	3.000%	3/09/27	B1	461,202
27,055	Total Diversified Telecommunication Services						26,431,832
	Electric Utilities – 0.8% (0.5% of Total Investments)
1,052	ExGen Renewables, Term Loan	4.000%	3-Month LIBOR	3.000%	11/28/24	BB-	1,048,034
998	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	989,271
794	Pacific Gas and Electric, Revolver Term Loan	5.530%	Prime	2.280%	4/27/22	N/R	865,734

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electric Utilities (continued)
$1,276	Vistra Operations Co., Term Loan B3	1.895%	1-Month LIBOR	1.750%	12/31/25	Baa3	$1,250,200
4,120	Total Electric Utilities						4,153,239
	Electrical Equipment – 1.1% (0.6% of Total Investments)
4,383	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	4,201,626
1,493	Vertiv Co.,Term Loan B	3.148%	1-Month LIBOR	3.000%	3/02/27	B+	1,470,859
5,876	Total Electrical Equipment						5,672,485
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,863	TTM Technologies, Inc., Term Loan B	2.649%	1-Month LIBOR	2.500%	9/28/24	BB+	1,835,046
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
927	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	7.230%	3-Month LIBOR	7.000%	6/13/24	Caa1	682,442
	Entertainment – 0.4% (0.3% of Total Investments)
1,041	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	CCC	591,467
686	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.019%	6-Month LIBOR	2.750%	9/20/26	CCC	383,805
1,255	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	1,248,885
2,982	Total Entertainment						2,224,157
	Equity Real Estate Investment Trust – 1.0% (0.6% of Total Investments)
262	Gardner Denver, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	1/31/27	BB+	259,405
3,176	Realogy Group LLC, Term Loan A	2.398%	1-Month LIBOR	2.250%	2/08/23	BB-	3,084,516
1,811	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB-	1,741,520
5,249	Total Equity Real Estate Investment Trust						5,085,441
	Financials – 0.1% (0.0% of Total Investments)
418	Red Ventures, Term Loan B	2.648%	1-Month LIBOR	2.500%	11/08/24	BB	403,527
	Food & Staples Retailing – 2.4% (1.5% of Total Investments)
1,684	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,693,429
527	BJ's Wholesale Club, Inc., Term Loan, First Lien	2.145%	1-Month LIBOR	2.000%	2/03/24	BB	520,055
1,028	Hearthside Group Holdings LLC, Term Loan B	3.835%	1-Month LIBOR	3.688%	5/31/25	B2	992,655
60	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	59,546
10,257	US Foods, Inc., New Term Loan	1.898%	1-Month LIBOR	1.750%	6/27/23	BB-	9,841,391
13,556	Total Food & Staples Retailing						13,107,076
	Food Products – 0.4% (0.3% of Total Investments)
1,226	American Seafoods Group LLC, Term Loan B	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	1,219,594

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food Products (continued)
$1,162	Froneri Lux FinCo SARL, Term Loan, First Lien	2.395%	1-Month LIBOR	2.250%	1/31/27	B1	$1,122,681
2,388	Total Food Products						2,342,275
	Health Care Equipment & Supplies – 1.1% (0.7% of Total Investments)
1,090	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	1,081,560
2,037	LifeScan, Term Loan B, (DD1)	6.234%	3-Month LIBOR	6.000%	10/01/24	B	1,917,580
2,009	MedPlast, Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/02/25	B3	1,854,317
1,425	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	1,066,947
6,561	Total Health Care Equipment & Supplies						5,920,404
	Health Care Providers & Services – 8.9% (5.5% of Total Investments)
3,500	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	3,401,562
800	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	688,590
943	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	8/30/24	B2	931,008
1,791	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	1,786,582
2,305	Brightspring Health, Term Loan B	3.397%	1-Month LIBOR	3.250%	3/05/26	N/R	2,236,699
1,231	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/17/26	BBB-	1,228,430
1,167	Civitas Solutions, Term Loan B	4.400%	1-Month LIBOR	4.250%	3/08/26	B	1,149,867
53	Civitas Solutions, Term Loan C	4.400%	1-Month LIBOR	4.250%	3/08/26	B	52,488
678	DaVita, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/12/26	BBB-	664,806
4,155	Envision Healthcare Corporation, Initial Term Loan	3.898%	1-Month LIBOR	3.750%	10/10/25	Caa1	2,986,272
630	HCA, Inc., Term Loan B12	1.898%	1-Month LIBOR	1.750%	3/13/25	BBB-	627,345
1,085	HCA, Inc., Term Loan B13	1.898%	1-Month LIBOR	1.750%	3/18/26	BBB-	1,081,303
989	Heartland Dental Care, Inc., Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	4/30/25	B3	910,610
962	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	11/06/26	B+	964,310
2,139	Jordan Health, Initial Term Loan, First Lien	5.270%	3-Month LIBOR	5.000%	5/15/25	Caa1	1,835,797
3,527	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	3,461,392
5,934	Lifepoint Health, Inc., New Term Loan B	3.898%	1-Month LIBOR	3.750%	11/16/25	B1	5,770,653
88	MyEyeDr, Delayed Draw Term Loan, (7)	4.353%	3-Month LIBOR	4.250%	8/31/26	B-	83,830
350	MyEyeDr, Term Loan	4.398%	1-Month LIBOR	4.250%	8/31/26	B-	334,296
7,222	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	7,180,713
235	Quorum Health Corp, Term Loan, (5)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	218,156
3,261	Select Medical Corporation, Term Loan B	2.780%	3-Month LIBOR	2.500%	3/06/25	Ba2	3,189,777
4,926	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	4,684,741

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$3,045	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	$2,495,368
51,016	Total Health Care Providers & Services						47,964,595
	Health Care Technology – 2.6% (1.6% of Total Investments)
6,996	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	6,843,073
2,900	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	2,805,820
2,433	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 6.750%, PIK 8.000%)	6.750%	3-Month LIBOR	5.750%	8/05/23	CCC+	1,837,180
2,432	Zelis, Term Loan B	4.898%	1-Month LIBOR	4.750%	9/30/26	B	2,420,342
14,761	Total Health Care Technology						13,906,415
	Hotels, Restaurants & Leisure – 16.0% (9.9% of Total Investments)
1,481	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (5)	11.000%	3-Month LIBOR	N/A%	6/15/21	N/R	1,160,358
1,790	24 Hour Fitness Worldwide, Inc., Term Loan B, (5)	0.000%	N/A	N/A	5/31/25	D	41,196
3,762	Alterra Mountain Company, Term Loan B, First Lien	2.898%	1-Month LIBOR	2.750%	7/31/24	B1	3,630,313
1,294	Alterra Mountain Company, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	8/01/26	B1	1,287,033
931	Aramark Corporation, Term Loan	1.898%	1-Month LIBOR	1.750%	3/11/25	BB+	893,209
1,394	Boyd Gaming Corporation, Refinancing Term Loan B	2.344%	1-Week LIBOR	2.250%	9/15/23	BB-	1,359,215
21,971	Burger King Corporation, Term Loan B4	1.898%	1-Month LIBOR	1.750%	11/19/26	BB+	21,135,647
1,500	Caesars Resort Collection, Term Loan	4.649%	3-Month LIBOR	4.500%	7/20/25	B+	1,456,410
10,422	Caesars Resort Collection, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	12/22/24	B+	9,801,042
1,052	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	BB+	1,064,465
828	CCM Merger, Inc., Term Loan B	4.500%	Prime	1.250%	8/09/21	BB	824,122
4,501	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	4,248,003
3,810	ClubCorp Operations, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	3,224,160
3,956	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	Caa1	2,908,379
963	Four Seasons Holdings, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	11/30/23	BB+	928,615
1,487	Golden Nugget LLC, Initial Term Loan B	3.250%	1-Month LIBOR	2.500%	10/04/23	B	1,318,312
7,788	Hilton Hotels, Term Loan B2	1.899%	1-Month LIBOR	1.750%	6/21/26	BBB-	7,405,691
2,309	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	2,139,730
878	PCI Gaming, Term Loan, First Lien	2.648%	1-Month LIBOR	2.500%	5/31/26	BBB-	850,823
7,786	Scientific Games Corp., Initial Term Loan B5	2.898%	1-Month LIBOR	2.750%	8/14/24	B+	7,263,852
3,754	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	3,520,542
4,544	Stars Group Holdings, Term Loan B	3.720%	3-Month LIBOR	3.500%	7/10/25	BBB-	4,549,543

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,930	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	$2,817,107
1,960	Wyndham International, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	5/30/25	BB+	1,870,575
93,091	Total Hotels, Restaurants & Leisure						85,698,342
	Household Durables – 0.6% (0.4% of Total Investments)
1,687	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	1,602,728
100	Serta Simmons Holdings LLC, First Out Term Loan	8.305%	1-Month LIBOR	7.500%	6/01/27	N/R	100,436
925	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	794,579
625	Weber-Stephen Products LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	619,925
3,337	Total Household Durables						3,117,668
	Household Products – 1.5% (0.9% of Total Investments)
213	Energizer Holdings, Term Loan B	2.438%	1-Month LIBOR	2.250%	12/17/25	BB+	213,500
5,851	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	5,810,764
2,241	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.898%	Prime	1.750%	2/05/23	B+	2,202,953
8,305	Total Household Products						8,227,217
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
1,462	Education Adisory Board, Term Loan, First Lien	4.750%	6-Month LIBOR	3.750%	9/29/24	B2	1,422,281
	Insurance – 2.4% (1.5% of Total Investments)
2,579	Acrisure LLC, Term Loan B	3.648%	1-Month LIBOR	3.500%	2/15/27	B	2,493,734
4,086	Alliant Holdings I LLC, Term Loan B	2.898%	1-Month LIBOR	2.750%	5/10/25	B	3,943,592
2,535	Asurion LLC, Term Loan B6	3.148%	1-Month LIBOR	3.000%	11/03/23	Ba3	2,492,447
3,293	Hub International Holdings, Inc., Term Loan B	3.215%	3-Month LIBOR	3.000%	4/25/25	B	3,173,072
700	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	696,063
13,193	Total Insurance						12,798,908
	Interactive Media & Services – 2.1% (1.3% of Total Investments)
9,455	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	9,264,937
1,965	WeddingWire, Inc., Term Loan	4.713%	2-Month LIBOR	4.500%	12/21/25	B+	1,852,013
11,420	Total Interactive Media & Services						11,116,950
	Internet & Direct Marketing Retail – 1.1% (0.7% of Total Investments)
2,500	1-800 Contacts, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	2,475,512
2,887	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	2,861,264
563	Uber Technologies, Inc., Term Loan	3.648%	1-Month LIBOR	3.500%	7/13/23	B1	555,429
5,950	Total Internet & Direct Marketing Retail						5,892,205

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services – 3.3% (2.0% of Total Investments)
$1,921	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	$1,920,275
1,106	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	1,087,452
1,097	Dynatrace LLC, Term Loan, First Lien	2.398%	1-Month LIBOR	2.250%	8/23/25	BB-	1,080,620
2,927	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	2,884,350
6,444	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	6,428,799
4,124	Greeneden U.S. Holdings II LLC, Term Loan B	3.398%	1-Month LIBOR	3.250%	10/08/27	B-	4,066,245
17,619	Total Internet Software & Services						17,467,741
	IT Services – 3.5% (2.2% of Total Investments)
1,205	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	1,070,357
1,480	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	1,273,888
1,293	KBR, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,280,565
810	Neustar, Inc., Term Loan B4, First Lien	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	764,608
3,559	Sabre, Inc., Term Loan B	2.750%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,368,879
843	Science Applications International Corporation, Term Loan B	2.023%	1-Month LIBOR	1.875%	10/31/25	BB+	825,671
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,931,020
3,243	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	2,545,477
4,529	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	4,229,561
1,437	WEX, Inc., Term Loan B3	2.398%	1-Month LIBOR	2.250%	5/17/26	Ba2	1,390,171
21,899	Total IT Services						18,680,197
	Life Sciences Tools & Services – 1.4% (0.9% of Total Investments)
371	Inventiv Health, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/01/24	BB	364,244
7,618	Parexel International Corp., Term Loan B	2.898%	1-Month LIBOR	2.750%	9/27/24	B2	7,323,158
7,989	Total Life Sciences Tools & Services						7,687,402
	Machinery – 1.3% (0.8% of Total Investments)
1,500	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,489,687
2,035	Gardner Denver, Inc., Extended Term Loan B	1.898%	1-Month LIBOR	1.750%	2/28/27	Ba2	1,972,061
1,433	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	1,408,195
81	NN, Inc., Extended 2017 Incremental Term Loan	5.898%	1-Month LIBOR	5.750%	10/19/22	B+	80,705
178	NN, Inc., Term Loan	6.500%	1-Month LIBOR	5.750%	10/19/22	B+	176,725
1,750	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	1,727,040
6,977	Total Machinery						6,854,413

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Marine – 0.3% (0.2% of Total Investments)
$3,108	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	6.000%	7/02/23	B-	$1,515,021
	Media – 17.5% (10.9% of Total Investments)
540	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 1.232%, PIK 1.750%)	2.982%	3-Month LIBOR	1.750%	4/10/24	N/R	356,585
696	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	440,501
1,069	Catalina Marketing Corporation, Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	4.750%	8/15/23	N/R	173,660
350	CBS Radio, Inc., Term Loan B2	2.652%	1-Month LIBOR	2.500%	11/17/24	BB-	338,860
6,889	Cequel Communications LLC, Term Loan B	2.398%	1-Month LIBOR	2.250%	1/15/26	BB	6,672,403
4,881	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,764,914
4,615	Cineworld Group PLC, Term Loan B	2.769%	6-Month LIBOR	2.500%	2/28/25	CCC	2,615,588
11,709	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	3-Month LIBOR	3.500%	8/21/26	B1	10,706,248
2,853	CSC Holdings LLC, Refinancing Term Loan	2.398%	1-Month LIBOR	2.250%	7/17/25	BB	2,761,622
4,866	CSC Holdings, LLC, Term Loan B5	2.648%	1-Month LIBOR	2.500%	4/15/27	Ba3	4,726,867
690	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	656,542
985	EW Scripps, Term Loan B2	2.648%	1-Month LIBOR	2.500%	5/01/26	BB+	953,962
830	Gray Television, Inc., Term Loan B2	2.399%	1-Month LIBOR	2.250%	2/07/24	BB+	811,128
850	Gray Television, Inc., Term Loan C	2.649%	1-Month LIBOR	2.500%	1/02/26	BB+	829,251
722	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	675,855
6,849	iHeartCommunications Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/01/26	B+	6,449,155
2,707	IMG Worldwide, Inc., Term Loan B	2.900%	1-Month LIBOR	2.750%	5/16/25	B3	2,323,889
2,506	Intelsat Jackson Holdings, S.A., DIP Term Loan, (5), (7)	5.050%	3-Month LIBOR	5.500%	7/13/21	N/R	2,555,584
8,553	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	8,620,820
1,608	LCPR Loan Financing LLC, Term Loan B	5.148%	1-Month LIBOR	5.000%	10/15/26	BB-	1,610,344
5,316	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	1-Week LIBOR	4.000%	5/04/22	BB+	4,824,035
688	Meredith Corporation, Incremental Term Loan B	5.250%	1-Month LIBOR	4.250%	1/31/25	BB-	676,805
3,315	Meredith Corporation, Term Loan B2	2.648%	1-Month LIBOR	2.500%	1/31/25	BB-	3,216,016
1,960	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.645%	1-Month LIBOR	2.500%	7/03/25	BB-	1,883,237
1,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,221,875
1,441	Nexstar Broadcasting, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	9/19/26	BB	1,407,796
3,398	Nexstar Broadcasting, Inc., Term Loan B3	2.402%	1-Month LIBOR	2.250%	1/17/24	BB	3,317,217

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$4,947	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB+	$4,809,068
1,237	Sinclair Television Group, Term Loan B2	2.650%	1-Month LIBOR	2.500%	9/30/26	BB+	1,203,982
2,830	Virgin Media Bristol LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	2,780,475
3,244	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	3,188,608
6,689	Ziggo B.V., Term Loan	2.648%	1-Month LIBOR	2.500%	4/30/28	BB	6,435,507
101,083	Total Media						94,008,399
	Multiline Retail – 1.1% (0.6% of Total Investments)
3,119	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 4.500%, PIK 1.500%)	6.000%	3-Month LIBOR	5.000%	1/13/22	CCC+	2,790,077
2,769	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	965,668
1,950	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	1,877,210
7,838	Total Multiline Retail						5,632,955
	Oil, Gas & Consumable Fuels – 3.2% (2.0% of Total Investments)
962	BCP Renaissance Parent, Term Loan B	4.500%	2-Month LIBOR	3.500%	11/01/24	B+	886,343
3,085	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	3,034,932
4,616	California Resources Corporation, DIP Term Loan, (5)	10.000%	1-Month LIBOR	9.000%	1/15/21	Ba1	4,569,772
764	California Resources Corporation, Term Loan, (5)	0.000%	N/A	N/A	12/31/21	N/R	19,608
6,919	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	N/R	2,596,078
1,670	Fieldwood Energy LLC, DIP Term Loan, (5), (7)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	1,678,392
11,742	Fieldwood Energy LLC, Exit Term Loan, (DD1), (5)	0.000%	N/A	N/A	4/11/22	N/R	2,583,266
4,881	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	N/R	7,468
2,497	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,780,256
736	Peabody Energy Corporation, Term Loan B	2.898%	1-Month LIBOR	2.750%	3/31/25	B3	236,824
37,872	Total Oil, Gas & Consumable Fuels						17,392,939
	Paper & Forest Products – 0.4% (0.3% of Total Investments)
2,351	Asplundh, Term Loan B	2.640%	3-Month LIBOR	7.250%	9/07/27	N/R	2,351,289
	Personal Products – 1.3% (0.8% of Total Investments)
4,318	Coty, Inc., Term Loan A	1.890%	1-Month LIBOR	1.750%	4/05/23	B	3,950,529
262	Coty, Inc., Term Loan B	2.390%	1-Month LIBOR	2.250%	4/05/25	B	230,617
5,164	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	2,719,397
9,744	Total Personal Products						6,900,543

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals – 5.4% (3.3% of Total Investments)
$1,287	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	9/28/24	B-	$1,247,264
1,980	Amneal Pharmaceuticals LLC	3.688%	1-Month LIBOR	3.500%	5/04/25	B	1,894,772
5,338	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	5,222,930
1,191	Elanco Animal Health, Term Loan B	1.899%	1-Month LIBOR	1.750%	8/01/27	Baa3	1,167,382
3,731	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	3,556,966
2,693	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (5)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	2,493,195
1,425	Mallinckrodt International Finance S.A., Term Loan, First Lien, (5)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	1,317,607
1,250	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	1,232,294
3,933	Valeant Pharmaceuticals International, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	11/27/25	BB	3,850,518
6,936	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.149%	1-Month LIBOR	3.000%	6/02/25	BB	6,786,076
29,764	Total Pharmaceuticals						28,769,004
	Professional Services – 1.7% (1.0% of Total Investments)
2,211	Ceridian HCM Holding, Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	2,144,613
1,117	Creative Artists Agency, LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	11/26/26	B	1,074,870
1,592	Dun & Bradstreet Corp.,Term Loan, First Lien	3.906%	1-Month LIBOR	3.750%	2/08/26	BB+	1,570,771
3,424	Nielsen Finance LLC, Term Loan B4	2.147%	1-Month LIBOR	2.000%	10/04/23	BBB-	3,353,767
746	On Assignment, Inc., Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/02/25	BBB-	739,432
9,090	Total Professional Services						8,883,453
	Real Estate Management & Development – 1.4% (0.9% of Total Investments)
4,482	GGP, Initial Term Loan A2	3.148%	1-Month LIBOR	3.000%	8/24/23	BB+	3,962,996
3,650	TNT Crane and Rigging, Inc., Exit Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	3,741,250
8,132	Total Real Estate Management & Development						7,704,246
	Road & Rail – 2.6% (1.6% of Total Investments)
2,278	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,198,086
1,463	Ceva Group PLC, Term Loan B	5.220%	3-Month LIBOR	5.000%	8/03/25	B+	1,384,404
2,488	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	2,438,857
1,500	Hertz Corporation, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,395,000
1,752	Hertz Corporation, Term Loan B1, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,641,517
2,700	Hertz Corporation, The DIP Term Loan	7.463%	3-Month LIBOR	7.250%	12/31/20	N/R	2,697,192
1,905	Quality Distribution, Incremental Term Loan, First Lien	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	1,845,469

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$76	Savage Enterprises LLC, Term Loan B	3.150%	1-Month LIBOR	3.000%	8/01/25	BB	$75,222
14,162	Total Road & Rail						13,675,747
	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)
879	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	870,421
4,847	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	2,297,257
1,707	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,694,580
2,001	ON Semiconductor Corporation, New Replacement Term Loan B4	2.148%	1-Month LIBOR	2.000%	9/19/26	BB+	1,961,783
9,434	Total Semiconductors & Semiconductor Equipment						6,824,041
	Software – 9.1% (5.7% of Total Investments)
1,163	Autodata Solutions, Term Loan, First Lien	3.645%	1-Month LIBOR	3.500%	5/30/26	BB-	1,131,300
2,079	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	2,015,986
3,674	DiscoverOrg LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	2/01/26	B+	3,626,398
675	Globallogic Holdings, Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	663,188
531	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	476,168
3,000	Infoblox, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B-	2,957,250
3,459	Informatica LLC, Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/14/27	B1	3,352,885
3,513	McAfee LLC, Term Loan B	3.895%	1-Month LIBOR	3.750%	9/29/24	BB	3,485,758
1,569	Micro Focus International PLC, New Term Loan	2.648%	1-Month LIBOR	2.500%	6/21/24	BB-	1,486,704
10,596	Micro Focus International PLC, Term Loan B	2.648%	1-Month LIBOR	2.500%	6/21/24	BB	10,040,081
2,193	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	2,186,300
4,105	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	3,884,219
498	Mitchell International, Inc., Initial Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	11/29/24	B2	476,072
667	Mitchell International, Inc., Initial Term Loan, Second Lien	7.398%	1-Month LIBOR	7.250%	11/30/25	CCC	638,333
1,683	Perforce Software Inc., Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/01/26	B-	1,644,263
240	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	4/28/21	N/R	241,300
1,488	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	1,478,479
245	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	246,986
2,142	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	2,086,124
1,505	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	1,465,647
933	Thomson Reuters IP & S, Term Loan B	3.148%	1-Month LIBOR	3.000%	10/31/26	B	910,401

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,656	TIBCO Software, Inc., Term Loan, First Lien	3.900%	1-Month LIBOR	3.750%	7/03/26	B+	$1,610,745
1,308	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	1,303,164
990	Ultimate Software, Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	5/03/26	B1	975,011
593	Xperi Holding Corp, Term Loan B	4.148%	1-Month LIBOR	4.000%	6/01/25	BB-	574,479
50,505	Total Software						48,957,241
	Specialty Retail – 2.0% (1.2% of Total Investments)
1,000	Academy, LTD., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	990,000
1,352	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	1,261,733
2,935	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	2,928,169
5,662	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	5,615,372
10,949	Total Specialty Retail						10,795,274
	Technology Hardware, Storage & Peripherals – 4.4% (2.8% of Total Investments)
1,500	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	1,442,497
2,493	BMC Software, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	10/02/25	B2	2,428,415
2,565	Conduent, Inc., Term Loan A	1.898%	1-Month LIBOR	1.750%	12/07/22	BB-	2,453,716
12,722	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	12,605,044
792	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	769,563
1,000	Tech Data Corporation, Asset Based Term Loan	3.652%	1-Month LIBOR	3.500%	7/01/25	BBB-	1,001,000
2,129	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	2,064,997
1,094	Western Digital, Term Loan B	1.898%	1-Month LIBOR	1.750%	4/29/23	BBB-	1,088,421
24,295	Total Technology Hardware, Storage & Peripherals						23,853,653
	Textiles, Apparel & Luxury Goods – 0.1% (0.0% of Total Investments)
293	Samsonite Corporation, Incremental Term Loan B2	5.500%	1-Month LIBOR	4.500%	4/25/25	Ba2	286,667
	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)
838	Hayward Industries, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	8/04/24	B	817,581
278	HD Supply Waterworks, Ltd., Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	270,421
1,411	Univar, Inc., Term Loan B	2.398%	1-Month LIBOR	2.250%	7/01/24	BB+	1,384,302
2,527	Total Trading Companies & Distributors						2,472,304
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
982	Atlantic Aviation FBO Inc., Term Loan	3.900%	1-Month LIBOR	3.750%	12/06/25	BB-	963,670
	Wireless Telecommunication Services – 0.9% (0.5% of Total Investments)
3,555	Asurion LLC, Term Loan B4	3.148%	1-Month LIBOR	3.000%	8/04/22	Ba3	3,505,165

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$1,795	Windstream Corporation, Term Loan, (5)	5.087%	Prime	3.000%	4/24/21	N/R	$1,097,938
5,350	Total Wireless Telecommunication Services						4,603,103
$788,727	Total Variable Rate Senior Loan Interests (cost $764,622,791)						717,950,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.7% (9.7% of Total Investments)
	Aerospace & Defense – 0.6% (0.4% of Total Investments)
$1,945	Bombardier Inc, 144A	5.750%	3/15/22	B	$1,847,750
1,365	Bombardier Inc, 144A	6.000%	10/15/22	B	1,238,738
3,310	Total Aerospace & Defense				3,086,488
	Auto Components – 0.9% (0.6% of Total Investments)
2,740	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	2,623,221
2,025	Adient US LLC, 144A	9.000%	4/15/25	Ba3	2,226,893
4,765	Total Auto Components				4,850,114
	Chemicals – 0.2% (0.1% of Total Investments)
840	Olin Corp, 144A	9.500%	6/01/25	BB-	993,401
	Communications Equipment – 1.3% (0.8% of Total Investments)
6,092	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	N/R	3,571,435
5,675	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	N/R	3,546,875
11,767	Total Communications Equipment				7,118,310
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
650	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	658,125
	Diversified Financial Services – 0.5% (0.3% of Total Investments)
2,930	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	2,893,375
	Diversified Telecommunication Services – 0.7% (0.4% of Total Investments)
1,500	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,539,375
1,185	Consolidated Communications Inc	6.500%	10/01/22	CCC+	1,185,000
845	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	816,481
3,530	Total Diversified Telecommunication Services				3,540,856
	Electric Utilities – 4.4% (2.7% of Total Investments)
4,250	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	5,313
1,025	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	1,078,522
637	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	663,955
6,938	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	7,083,698
590	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	596,374
637	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	655,078

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$632	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	$678,727
6,938	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	7,127,259
3,955	Pacific Gas and Electric Co	4.750%	2/15/44	BBB-	4,079,684
1,100	Pacific Gas and Electric Co	4.250%	3/15/46	BBB-	1,068,896
628	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	659,879
27,330	Total Electric Utilities				23,697,385
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
1,055	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	1,084,540
2,425	Nabors Industries Ltd, 144A	7.250%	1/15/26	B2	945,750
3,480	Total Energy Equipment & Services				2,030,290
	Entertainment – 0.2% (0.1% of Total Investments)
2,025	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	1,088,438
	Equity Real Estate Investment Trust – 0.8% (0.5% of Total Investments)
3,880	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	4,112,800
	Gas Utilities – 0.8% (0.5% of Total Investments)
4,010	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	4,375,912
	Health Care Providers & Services – 0.8% (0.5% of Total Investments)
1,190	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,261,400
1,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	835,000
165	HCA Inc	5.375%	2/01/25	Ba2	182,710
415	Tenet Healthcare Corp	4.625%	7/15/24	BB-	422,014
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,417,286
4,135	Total Health Care Providers & Services				4,118,410
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
323	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	331,107
575	Carnival Corp, 144A	11.500%	4/01/23	BB+	635,375
898	Total Hotels, Restaurants & Leisure				966,482
	IT Services – 0.2% (0.1% of Total Investments)
1,055	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	1,113,236
	Media – 1.7% (1.1% of Total Investments)
2,540	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	139,700
240	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	246,480
2,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	2,716,000
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,404

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$1,482	iHeartCommunications Inc	8.375%	5/01/27	CCC+	$1,444,758
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	3,040,145
605	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	N/R	19,662
1,590	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,721,175
12,339	Total Media				9,330,324
	Oil, Gas & Consumable Fuels – 1.2% (0.8% of Total Investments)
465	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	465,000
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	3,528,000
570	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	534,375
1,480	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,372,700
750	MEG Energy Corp, 144A	7.000%	3/31/24	B+	712,500
7,465	Total Oil, Gas & Consumable Fuels				6,612,575
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
1,165	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	1,141,700
659	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	706,916
831	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	641,947
329	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	348,740
2,984	Total Pharmaceuticals				2,839,303
	Specialty Retail – 0.1% (0.1% of Total Investments)
620	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	623,100
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
995	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	N/R	268,650
$99,008	Total Corporate Bonds (cost $94,762,799)				84,317,574

Shares	Description (1)	Value
	COMMON STOCKS – 2.4% (1.5% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
18,448	Cengage Learning Holdings II Inc, (8), (9)	$91,318
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
18,781	Windstream Services LLC, (9)	178,239
	Electric Utilities – 0.4% (0.2% of Total Investments)
91,757	Energy Harbor Corp, (8), (9), (10)	1,835,140
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
83,230	Transocean Ltd	55,806
7,777	Vantage Drilling International, (8), (9)	12,964
	Total Energy Equipment & Services	68,770

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
68,990	Millennium Health LLC, (6), (9)	$76,579
64,762	Millennium Health LLC, (6), (9)	65,409
	Total Health Care Providers & Services	141,988
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corp, (8), (9)	2,192
	Marine – 0.0% (0.0% of Total Investments)
860	ACBL HLDG CORP, (8), (9)	32,250
	Media – 1.2% (0.8% of Total Investments)
813,624	Clear Channel Outdoor Holdings Inc, (9)	727,380
94,923	Cumulus Media Inc, (9)	480,310
1,973,746	Hibu plc, (8), (9)	236,849
394,504	iHeartMedia Inc, (9)	3,242,823
26,045	Metro-Goldwyn-Mayer Inc, (8), (9)	1,928,424
45,942	Tribune Co, (6)	46
	Total Media	6,615,832
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
31,131	Whiting Petroleum Corp, (9)	454,513
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
22,895	Advanz Pharma Corp Ltd, (9)	111,499
	Software – 0.6% (0.4% of Total Investments)
32,293	Avaya Holdings Corp, (9)	555,439
13,940	SkillSoft Corp, (8), (9)	2,369,800
585	SkillSoft Corp, (8), (9)	134,550
860	SkillSoft Corp, (6), (9)	1
1,719	SkillSoft Corp, (6), (9)	2
	Total Software	3,059,792
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
24,553	Windstream Services LLC, (9)	237,710
	Total Common Stocks (cost $33,648,350)	12,829,243

Shares	Description (1), (11)	Value
	INVESTMENT COMPANIES – 1.9% (1.2% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust	$4,371,336
968,586	Eaton Vance Senior Income Trust	5,617,799
	Total Investment Companies (cost $11,981,509)	9,989,135

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.6% ( 0.4% of Total Investments)
$1,200	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (12)	6.497%	7/15/30	Ba3	$1,081,435
600	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (12)	7.480%	11/16/32	BB-	575,351
1,250	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	6.637%	10/15/30	Ba3	1,136,589
600	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (12)	0.000%	4/20/30	BB-	528,989
$3,650	Total Asset-Backed Securities (cost $3,613,217)				3,322,364

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corp, (8)	$27,723
	Marine – 0.1% (0.0% of Total Investments)
904	ACBL HLDG CORP, (8)	33,900
3,363	ACBL HLDG CORP, (8)	89,119
2,558	ACBL HLDG CORP, (8)	83,135
6,825	Total Marine	206,154
	Total Warrants (cost $2,106,079)	233,877

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
3,200	ACBL HLDG CORP, (8)	0.000%	N/R	$84,800
3,642	ACBL HLDG CORP, (8)	0.000%	N/R	118,365
	Total Marine			203,165
	Total Convertible Preferred Securities (cost $194,281)			203,165

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,053	Fieldwood Energy Inc, (8), (9)	$131
2,637	Fieldwood Energy Inc, (8), (9)	26
	Total Common Stock Rights (cost $372,582)	157
	Total Long-Term Investments (cost $911,301,608)	828,845,722

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.6% (4.1% of Total Investments)
	INVESTMENT COMPANIES – 6.6% (4.1% of Total Investments)
35,538,527	BlackRock Liquidity Funds T-Fund, (11)	0.000% (13)	$35,538,527
	Total Short-Term Investments (cost $35,538,527)		35,538,527
	Total Investments (cost $946,840,135) – 161.2%		864,384,249
	Borrowings – (40.3)% (14), (15)		(216,100,000)
	Term Preferred Shares, net of deferred offering costs – (16.7)% (16)		(89,368,778)
	Other Assets Less Liabilities – (4.2)% (17)		(22,677,059)
	Net Assets Applicable to Common Shares – 100%		$536,238,412
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$55,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(18)	$587,688	$587,688
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$715,218,189	$2,732,018	$717,950,207
Corporate Bonds	—	84,317,574	—	84,317,574
Common Stocks	6,043,719	6,643,487	142,037	12,829,243
Investment Companies	9,989,135	—	—	9,989,135
Asset-Backed Securities	—	3,322,364	—	3,322,364
Warrants	—	233,877	—	233,877
Convertible Preferred Securities	—	203,165	—	203,165
Common Stock Rights	—	157	—	157
Short-Term Investments:
Investment Companies	35,538,527	—	—	35,538,527
Investments in Derivatives:
Interest Rate Swaps*	—	587,688	—	587,688
Total	$51,571,381	$810,526,501	$2,874,055	$864,971,937

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(14)	Borrowings as a percentage of Total Investments is 25.0%.
(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.3%.
(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.